Payden Low Duration Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (21%
)
1,507,175 Ally Bank Auto Credit-Linked Notes 2024-A
144A , 6.32% , 5/17/32 (a) $ 1,529
1,400,000 ARI Fleet Lease Trust 2024-B 144A , 5.26% ,
4/15/33 (a) 1,420
1,900,000 BofA Auto Trust 2024-1A 144A , 5.31% ,
6/17/30 (a) 1,931
6,571,851 BRSP Ltd. 2021-FL1 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.264% ) , 5.56% ,
8/19/38 (a) (b) 6,568
4,000,000 BSPRT Issuer Ltd. 2023-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.259% ) , 6.57% , 9/15/35 (a) (b) 4,012
1,900,000 Capital One Prime Auto Receivables Trust 2024-
1 , 4.66% , 1/15/30 1,906
2,850,000 CarMax Auto Owner Trust 2024-3 , 5.67% ,
1/15/31 2,868
2,300,000 CarMax Auto Owner Trust 2024-4 , 5.36% ,
8/15/31 2,299
8,521,982 CARS-DB5 LP 2021-1A 144A , 1.44% ,
8/15/51 (a) 8,032
1,800,000 Carvana Auto Receivables Trust 2021-P3 ,
1.03% , 6/10/27 1,744
2,400,000 Carvana Auto Receivables Trust 2023-P5 144A ,
5.62% , 1/10/29 (a) 2,429
8,700,000 Carvana Auto Receivables Trust 2024-P1 144A ,
5.05% , 4/10/29 (a) 8,750
3,150,000 Carvana Auto Receivables Trust 2024-P2 ,
5.33% , 7/10/29 3,186
2,400,000 Carvana Auto Receivables Trust 2024-P4 ,
4.64% , 1/10/30 2,402
3,760,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A , 4.50% , 5/20/49 (a) 3,602
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 1.76% , 4/15/49 (a) 7,028
7,650,000 Diamond Issuer LLC 2021-1A 144A , 2.31% ,
11/20/51 (a) 7,134
1,000,000 DLLST LLC 2024-1A 144A , 5.05% , 8/20/27 (a) 1,005
2,900,000 Enterprise Fleet Financing LLC 2024-2 144A ,
5.61% , 4/20/28 (a) 2,952
5,476,246 Enterprise Fleet Financing LLC 2023-1 144A ,
5.51% , 1/22/29 (a) 5,503
1,030,000 Enterprise Fleet Financing LLC 2023-3 144A ,
6.41% , 6/20/30 (a) 1,071
1,900,000 Enterprise Fleet Financing LLC 2024-1 144A ,
5.16% , 9/20/30 (a) 1,922
50,899 Flagship Credit Auto Trust 2021-3 144A ,
0.95% , 7/15/27 (a) 51
5,150,000 GMF Floorplan Owner Revolving Trust 2024-4A
144A , 4.73% , 11/15/29 (a) 5,170
2,600,000 GreatAmerica Leasing Receivables Funding LLC
2024-2 144A , 5.00% , 9/15/28 (a) 2,624
3,750,000 Greystone CRE Notes Ltd. 2021-HC2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.914% ) , 6.22% , 12/15/39 (a) (b) 3,759
1,600,000 Hotwire Funding LLC 2024-1A 144A , 9.19% ,
6/20/54 (a) 1,678
4,800,000 HPEFS Equipment Trust 2023-1A 144A ,
5.41% , 2/22/28 (a) 4,811
3,100,000 HPEFS Equipment Trust 2024-2A 144A ,
5.36% , 10/20/31 (a) 3,131
1,000,000 Kubota Credit Owner Trust 2024-2A 144A ,
5.19% , 5/15/30 (a) 1,016
Principal
or Shares Security Description
Value
(000)
18,851 LCCM Trust 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.314% ) ,
5.62% , 12/13/38 (a) (b) $ 19
3,205,447 LoanCore Issuer Ltd. 2021-CRE5 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.414% ) , 5.72% , 7/15/36 (a) (b) 3,208
6,500,000 Nissan Master Owner Trust Receivables 2024-B
144A , 5.05% , 2/15/29 (a) 6,553
4,702,475 OneMain Financial Issuance Trust 2022-2A
144A , 4.89% , 10/14/34 (a) 4,705
4,150,000 PFS Financing Corp. 2024-B 144A , 4.95% ,
2/15/29 (a) 4,180
5,000,000 PFS Financing Corp. 2024-F 144A , 4.75% ,
8/15/29 (a) 5,000
311,462 Santander Bank Auto Credit-Linked Notes 2022-
A 144A , 5.28% , 5/15/32 (a) 312
1,850,209 Santander Bank Auto Credit-Linked Notes 2023-
B 144A , 5.64% , 12/15/33 (a) 1,867
2,346,365 Santander Drive Auto Receivables Trust 2023-S1
144A , 8.14% , 4/18/28 (a) 2,381
2,891,935 Santander Drive Auto Receivables Trust 2024-S3
144A , 5.81% , 10/16/28 (a) 2,895
3,981,967 Santander Drive Auto Receivables Trust 2024-S2
144A , 5.80% , 12/16/28 (a) 3,988
1,634,527 Santander Drive Auto Receivables Trust 2024-S1
144A , 8.32% , 3/16/29 (a) 1,639
2,500,000 Santander Drive Auto Receivables Trust 2024-2 ,
5.78% , 7/16/29 2,544
4,410,000 Stack Infrastructure Issuer LLC 2020-1A 144A ,
1.89% , 8/25/45 (a) 4,332
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A ,
1.88% , 3/26/46 (a) 2,317
2,992,500 Subway Funding LLC 2024-3A 144A , 5.25% ,
7/30/54 (a) 2,956
5,000,000 Switch ABS Issuer LLC 2024-2A 144A , 5.44% ,
6/25/54 (a) 4,952
4,598,438 Taco Bell Funding LLC 2016-1A 144A , 4.97% ,
5/25/46 (a) 4,598
4,800,000 TierPoint Issuer LLC 2023-1A 144A , 6.00% ,
6/25/53 (a) 4,811
6,550,000 Vantage Data Centers Issuer LLC 2020-1A 144A ,
1.65% , 9/15/45 (a) 6,414
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
8.87% , 5/15/54 (a) 1,048
6,400,000 Verizon Master Trust 2024-6 , 4.17% , 8/20/30 6,344
2,000,000 Westlake Automobile Receivables Trust 2021-
3A 144A , 2.12% , 1/15/27 (a) 1,978
7,639,822 Westlake Automobile Receivables Trust 2023-
2A 144A , 5.80% , 2/16/27 (a) 7,656
4,432,500 Wingstop Funding LLC 2020-1A 144A , 2.84% ,
12/05/50 (a) 4,147
Total Asset Backed (Cost - $192,997)
192,377
Commercial Paper(c) (1%
)
8,000,000 Delmarva Power & Light Co. , 4.43% ,
2/03/25 (Cost - $ 7,998 ) 7,997
Corporate Bond (32%
)
Financial  (16%)
2,400,000 ABN AMRO Bank NV 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.650% ) , 6.34% , 9/18/27 (a) (b) 2,456
3,570,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88% , 4/01/28 3,564

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
4,576,000 Air Lease Corp. , 2.88% , 1/15/26 $ 4,499
5,650,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.970% ) , 5.39% , 7/28/27 (b) 5,711
2,715,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 5.04% , 7/26/28 (b) 2,733
975,000 Arthur J Gallagher & Co. , 4.60% , 12/15/27 972
4,945,000 Athene Global Funding 144A , 5.52% ,
3/25/27 (a) 5,004
4,000,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950% ) , 5.37% , 7/15/28 (b) 4,034
4,660,000 Bank of Nova Scotia , ( U.S. Secured Overnight
Financing Rate + 0.890% ) , 4.93% , 2/14/29 (b) 4,663
4,995,000 Banque Federative du Credit Mutuel SA 144A ,
5.90% , 7/13/26 (a) 5,073
2,225,000 Banque Federative du Credit Mutuel SA 144A ,
5.09% , 1/23/27 (a) 2,235
5,000,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 4,808
2,160,000 Blue Owl Capital Corp. , 3.75% , 7/22/25 2,148
1,520,000 Blue Owl Technology Finance Corp. 144A ,
3.75% , 6/17/26 (a) 1,476
285,000 BPCE SA 144A , 5.20% , 1/18/27 (a) 287
3,245,000 BPCE SA 144A , ( U.S. Secured Overnight
Financing Rate + 2.100% ) , 5.98% ,
1/18/27 (a) (b) 3,273
2,605,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 2.440% ) , 7.15% ,
10/29/27 (b) 2,702
4,890,000 Citibank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.712% ) , 4.88% , 11/19/27 (b) 4,902
2,805,000 Credit Agricole SA 144A , 5.59% , 7/05/26 (a) 2,842
1,960,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950% ) , 5.43% , 3/01/28 (a) (b) 1,983
1,270,000 Franklin BSP Capital Corp. 144A , 7.20% ,
6/15/29 (a) 1,300
720,000 Freedom Mortgage Holdings LLC 144A , 9.25% ,
2/01/29 (a) 752
4,300,000 Goldman Sachs Bank USA , ( U.S. Secured
Overnight Financing Rate + 0.777% ) , 5.28% ,
3/18/27 (b) 4,328
4,655,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.075% ) , 5.80% ,
8/10/26 (b) 4,679
3,540,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.320% ) , 4.08% , 4/26/26 (b) 3,534
1,390,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.190% ) , 5.04% , 1/23/28 (b) 1,398
2,515,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 4.98% , 7/22/28 (b) 2,526
1,915,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.860% ) , 4.51% , 10/22/28 (b) 1,900
1,220,000 KeyBank N.A. , 4.70% , 1/26/26 1,220
4,723,000 KeyBank N.A. , 5.85% , 11/15/27 4,841
1,540,000 M&T Bank Corp. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 4.83% , 1/16/29 (b) 1,533
6,245,000 Manufacturers & Traders Trust Co. , 4.65% ,
1/27/26 6,244
2,905,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.770% ) , 6.14% , 10/16/26 (b) 2,933
4,335,000 Morgan Stanley Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.680% ) , 4.45% ,
10/15/27 (b) 4,315
Principal
or Shares Security Description
Value
(000)
2,545,000 Morgan Stanley Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.930% ) , 4.97% ,
7/14/28 (b) $ 2,553
4,865,000 National Bank of Canada , ( U.S. Secured
Overnight Financing Rate + 1.036% ) , 5.60% ,
7/02/27 (b) 4,921
1,440,000 NatWest Group PLC , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350% ) , 5.85% , 3/02/27 (b) 1,456
1,560,000 OneMain Finance Corp. , 7.13% , 3/15/26 1,592
985,000 PNC Financial Services Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.342% ) , 5.30% ,
1/21/28 (b) 996
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 2.88% , 10/15/26 (a) 3,198
795,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.232% ) , 6.12% ,
5/31/27 (b) 807
2,850,000 SBA Tower Trust 144A , 1.88% , 1/15/26 (a) 2,768
3,800,000 SBA Tower Trust 144A , 1.63% , 11/15/26 (a) 3,578
786,000 Starwood Property Trust Inc. , 4.75% , 3/15/25 786
645,000 Starwood Property Trust Inc. 144A , 6.50% ,
7/01/30 (a) 652
3,885,000 Toronto-Dominion Bank , 4.86% , 1/31/28 3,888
2,240,000 UBS Group AG 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600% ) , 6.33% , 12/22/27 (a) (b) 2,299
3,815,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.320% ) , 3.91% , 4/25/26 (b) 3,807
3,525,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.560% ) , 4.54% , 8/15/26 (b) 3,521
1,930,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.070% ) , 5.71% , 4/22/28 (b) 1,962
480,000 XHR LP 144A , 6.63% , 5/15/30 (a) 486
146,138
Industrial  (10%)
360,000 AAR Escrow Issuer LLC 144A , 6.75% ,
3/15/29 (a) 368
1,020,000 AGCO Corp. , 5.45% , 3/21/27 1,032
1,595,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.25% ,
3/15/26 (a) 1,567
1,550,000 Allison Transmission Inc. 144A , 4.75% ,
10/01/27 (a) 1,523
4,465,000 ArcelorMittal SA , 6.55% , 11/29/27 4,642
1,200,000 BAE Systems PLC 144A , 5.00% , 3/26/27 (a) 1,206
1,900,000 Boeing Co. , 6.26% , 5/01/27 1,950
1,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.13% , 5/01/27 (a) 1,522
1,065,000 Cencora Inc. , 4.63% , 12/15/27 1,062
3,190,000 CommonSpirit Health , 6.07% , 11/01/27 3,291
2,940,000 Concentrix Corp. , 6.65% , 8/02/26 3,003
1,770,000 Daimler Truck Finance North America LLC
144A , 5.13% , 9/25/27 (a) 1,784
1,015,000 Daimler Truck Finance North America LLC
144A , 4.95% , 1/13/28 (a) (d) 1,018
1,835,000 Darden Restaurants Inc. , 4.35% , 10/15/27 1,816
5,450,000 Ford Motor Credit Co. LLC , 2.30% , 2/10/25 5,447
2,665,000 Ford Motor Credit Co. LLC , 5.13% , 6/16/25 2,665
2,065,000 General Motors Financial Co. Inc. , 5.40% ,
4/06/26 2,079
1,315,000 General Motors Financial Co. Inc. , 5.40% ,
5/08/27 1,329

Principal
or Shares Security Description
Value
(000)
3,130,000 General Motors Financial Co. Inc. , 5.35% ,
7/15/27 $ 3,164
1,770,000 Glencore Funding LLC 144A , 5.34% , 4/04/27 (a) 1,790
800,000 Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl 144A , 8.75% , 5/01/29 (a) 825
2,665,000 Hewlett Packard Enterprise Co. , 4.40% , 9/25/27 2,644
985,000 Hyundai Capital America 144A , 6.25% ,
11/03/25 (a) 995
6,240,000 Hyundai Capital America 144A , 5.65% ,
6/26/26 (a) 6,303
2,230,000 Hyundai Capital America 144A , 5.25% ,
1/08/27 (a) 2,246
1,525,000 Icon Investments Six DAC , 5.81% , 5/08/27 1,552
2,300,000 Las Vegas Sands Corp. , 5.90% , 6/01/27 2,332
1,550,000 Match Group Holdings II LLC 144A , 5.00% ,
12/15/27 (a) 1,520
680,000 Meritage Homes Corp. , 5.13% , 6/06/27 681
1,650,000 Microchip Technology Inc. , 4.90% , 3/15/28 1,648
4,420,000 Oracle Corp. , 4.80% , 8/03/28 4,425
1,380,000 Penske Automotive Group Inc. , 3.50% , 9/01/25 1,370
1,025,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.35% , 1/12/27 (a) 1,034
2,945,000 Regal Rexnord Corp. , 6.05% , 2/15/26 2,971
1,550,000 Sirius XM Radio LLC 144A , 3.13% , 9/01/26 (a) 1,500
1,070,000 Smith & Nephew PLC , 5.15% , 3/20/27 1,078
1,550,000 Standard Industries Inc. 144A , 5.00% ,
2/15/27 (a) 1,530
1,600,000 The Campbell's Company , 5.20% , 3/19/27 1,617
865,000 T-Mobile USA Inc. , 2.25% , 2/15/26 844
1,380,000 Toll Brothers Finance Corp. , 4.88% , 11/15/25 1,378
1,565,000 Travel + Leisure Co. 144A , 6.63% , 7/31/26 (a) 1,591
4,590,000 Volkswagen Group of America Finance LLC
144A , 5.70% , 9/12/26 (a) 4,638
3,590,000 Volkswagen Group of America Finance LLC
144A , 5.30% , 3/22/27 (a) 3,602
5,070,000 Warnermedia Holdings Inc. , 3.76% , 3/15/27 4,911
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20% , 6/15/25 1,332
96,825
Utility  (6%)
1,270,000 Alliant Energy Finance LLC 144A , 5.40% ,
6/06/27 (a) 1,281
2,800,000 American Electric Power Co. Inc. , 5.70% ,
8/15/25 2,812
2,450,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A , 5.75% ,
3/01/27 (a) 2,451
725,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.00% , 7/15/29 (a) 745
2,458,089 Brazos Securitization LLC 144A , 5.01% ,
9/01/31 (a) 2,455
1,430,000 Civitas Resources Inc. 144A , 8.38% , 7/01/28 (a) 1,497
1,485,000 DTE Energy Co. , 4.95% , 7/01/27 1,491
3,585,000 Energy Transfer LP , 6.05% , 12/01/26 3,664
3,906,000 EQT Corp. 144A , 3.13% , 5/15/26 (a) 3,818
640,000 Hess Midstream Operations LP 144A , 6.50% ,
6/01/29 (a) 653
935,000 Ithaca Energy North Sea PLC 144A , 8.13% ,
10/15/29 (a) 958
845,000 Kimmeridge Texas Gas LLC 144A , 8.50% ,
2/15/30 (a) 849
5,000,000 National Fuel Gas Co. , 5.50% , 10/01/26 5,046
Principal
or Shares Security Description
Value
(000)
1,930,000 ONEOK Inc. , 5.55% , 11/01/26 $ 1,953
2,370,000 ONEOK Inc. , 4.25% , 9/24/27 2,338
2,805,000 Ovintiv Inc. , 5.65% , 5/15/25 2,811
2,300,000 Plains All American Pipeline LP/PAA Finance
Corp. , 4.50% , 12/15/26 2,289
690,000 SM Energy Co. 144A , 6.75% , 8/01/29 (a) 691
1,880,000 South Bow USA Infrastructure Holdings LLC
144A , 4.91% , 9/01/27 (a) 1,874
935,000 Summit Midstream Holdings LLC 144A , 8.63% ,
10/31/29 (a) 985
550,000 Sunoco LP 144A , 7.00% , 5/01/29 (a) 569
1,550,000 TerraForm Power Operating LLC 144A , 5.00% ,
1/31/28 (a) 1,495
850,000 Transocean Inc. 144A , 8.25% , 5/15/29 (a) 854
1,010,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A , 7.13% , 3/15/29 (a) 1,034
1,550,000 Var Energi ASA 144A , 7.50% , 1/15/28 (a) 1,640
580,000 Vistra Operations Co. LLC 144A , 5.05% ,
12/30/26 (a) 581
3,650,000 Whistler Pipeline LLC 144A , 5.40% , 9/30/29 (a) 3,647
610,000 Wildfire Intermediate Holdings LLC 144A ,
7.50% , 10/15/29 (a) 604
1,080,000 Williams Cos. Inc. , 5.40% , 3/02/26 1,088
52,173
Total Corporate Bond (Cost - $293,000)
295,136
Mortgage Backed (13%
)
2,500,000 Acrec 2025 Fl LLC 2025-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.310% ) ,
5.79% , 8/18/42 (a) (b) (c) 2,503
116,977,718 Benchmark Mortgage Trust 2018-B6 , 0.39% ,
10/10/51 (e) 1,121
2,430,024 BX Commercial Mortgage Trust 2024-XL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.792% ) , 6.10% , 2/15/39 (a) (b) 2,442
4,400,000 BX Commercial Mortgage Trust 2024-GPA2
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.542% ) , 5.85% , 11/15/41 (a) (b) 4,426
3,600,000 BX Trust 2024-VLT4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.941% ) ,
6.25% , 7/15/29 (a) (b) 3,620
4,000,000 BX Trust 2021-ARIA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.014% ) ,
5.32% , 10/15/36 (a) (b) 4,002
5,339,548 BXMT Ltd. 2021-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.164% ) ,
5.47% , 5/15/38 (a) (b) 5,267
21,605,502 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.11% , 5/15/52 (e) 707
2,478,638 Colt Mortgage Loan Trust 2024-7 144A , 5.54% ,
12/26/69 (a) 2,476
2,949,689 COLT Mortgage Loan Trust 2024-6 144A ,
5.39% , 11/25/69 (a) 2,938
702,181 Connecticut Avenue Securities Trust 2019-
HRP1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264% ) , 6.62% ,
11/25/39 (a) (b) 706
900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764% ) , 8.12% ,
2/25/40 (a) (b) 944

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
3,750,000 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150% ) , 7.50% ,
12/25/41 (a) (b) $ 3,881
1,981,889 Connecticut Avenue Securities Trust 2022-
R08 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550% ) , 6.90% ,
7/25/42 (a) (b) 2,034
2,700,000 Connecticut Avenue Securities Trust 2024-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800% ) , 6.15% ,
1/25/44 (a) (b) 2,733
2,600,000 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800% ) , 6.15% ,
2/25/44 (a) (b) 2,636
3,373,496 Connecticut Avenue Securities Trust 2024-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 5.35% ,
7/25/44 (a) (b) 3,375
1,150,000 Connecticut Avenue Securities Trust 2024-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600% ) , 5.95% ,
9/25/44 (a) (b) 1,163
2,390,497 Cross Mortgage Trust 2024-H8 144A , 5.55% ,
12/25/69 (a) (e) 2,392
13,150,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000% ) , 6.35% ,
11/25/41 (a) (b) 13,290
5,838,187 Freddie Mac REMIC 5057 , 1.00% , 4/15/54 5,314
3,172,589 Freddie Mac STACR REMIC Trust 2021-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300% ) , 6.65% ,
8/25/33 (a) (b) 3,261
3,100,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400% ) , 7.75% ,
10/25/41 (a) (b) 3,208
3,000,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650% ) , 8.00% ,
11/25/41 (a) (b) 3,125
690,467 Freddie Mac STACR REMIC Trust 2022-DNA6
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.150% ) , 6.50% ,
9/25/42 (a) (b) 697
1,605,071 Freddie Mac STACR REMIC Trust 2024-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200% ) , 5.55% ,
5/25/44 (a) (b) 1,611
3,981,597 Freddie Mac STACR REMIC Trust 2024-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250% ) , 5.60% ,
5/25/44 (a) (b) 4,015
1,000,000 Freddie Mac STACR REMIC Trust 2024-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.450% ) , 5.80% ,
10/25/44 (a) (b) 1,009
575,567 Freddie Mac STACR REMIC Trust 2022-DNA7
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500% ) , 6.85% ,
3/25/52 (a) (b) 584
Principal
or Shares Security Description
Value
(000)
4,350,000 FS Rialto Issuer LLC 2024-FL9 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.631% ) , 5.93% , 10/19/39 (a) (b) $ 4,369
1,978,000 HIH Trust 2024-61P 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.842% ) ,
6.15% , 10/15/41 (a) (b) 1,993
2,467,656 JP Morgan Mortgage Trust 2024-NQM1 144A ,
5.59% , 2/25/64 (a) 2,474
2,000,000 Life Mortgage Trust 2022-BMR2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.295% ) , 5.60% , 5/15/39 (a) (b) 1,965
1,884,116 New Residential Mortgage Loan Trust 2017-1A
144A , 4.00% , 2/25/57 (a) (e) 1,799
1,261,160 New Residential Mortgage Loan Trust 2017-4A
144A , 4.00% , 5/25/57 (a) (e) 1,200
74,960 Oaktown Re VII Ltd. 2021-2 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600% ) , 5.95% , 4/25/34 (a) (b) 75
2,689,112 OBX Trust 2024-NQM13 144A , 5.12% ,
6/25/64 (a) 2,669
3,487,237 OBX Trust 2024-NQM12 144A , 5.48% ,
7/25/64 (a) 3,481
2,083,094 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (a) 2,060
2,028,441 OBX Trust 2024-NQM15 144A , 5.32% ,
10/25/64 (a) 2,019
2,058,324 OBX Trust 2024-NQM18 144A , 5.41% ,
10/25/64 (a) (e) 2,058
955,379 OBX Trust 2024-NQM16 144A , 5.53% ,
10/25/64 (a) 955
4,850,000 ONE Mortgage Trust 2021-PARK 144A , ( 1
mo. Term Secured Overnight Financing Rate +
0.814% ) , 5.12% , 3/15/36 (a) (b) 4,810
3,491,190 Provident Funding Mortgage Trust 2020-F1
144A , 2.00% , 1/25/36 (a) (e) 3,043
1,547,022 Verus Securitization Trust 2024-R1 144A ,
5.22% , 9/25/69 (a) (e) 1,538
Total Mortgage Backed (Cost - $123,676)
121,988
Municipal (1%
)
2,330,000 California Earthquake Authority A , 5.60% ,
7/01/27 2,345
9,797,393 Texas Natural Gas Securitization Finance Corp. ,
5.10% , 4/01/35 9,871
Total Municipal (Cost - $12,127)
12,216
U.S. Treasury (32%
)
38,761,000 U.S. Treasury Note , 3.75% , 4/15/26 38,549
88,498,000 U.S. Treasury Note , 4.38% , 8/15/26 88,711
74,740,000 U.S. Treasury Note , 3.50% , 9/30/26 73,911
13,695,000 U.S. Treasury Note , 4.13% , 10/31/26 13,676
6,405,000 U.S. Treasury Note , 4.25% , 11/30/26 6,409
29,025,000 U.S. Treasury Note , 4.25% , 12/31/26 29,046
3,150,000 U.S. Treasury Note , 4.63% , 6/15/27 3,179
10,155,000 U.S. Treasury Note , 3.75% , 8/15/27 10,041
32,415,000 U.S. Treasury Note , 3.38% , 9/15/27 31,741
Total U.S. Treasury (Cost - $295,748)
295,263
Investment Company (0%
)
3,798,410 Payden Cash Reserves Money Market Fund *
(Cost - $3,798)
3,798
Total Investments (Cost - $929,344) (100%)
928,775
Other Assets, net of Liabilities (0%)
3,298
Net Assets (100%) $ 932,073

* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) Yield to maturity at time of purchase.
(d) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $1,018 and the total market value of the collateral held by the Fund is $1,045. Amounts in 000s.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 1,566 Mar-25 $ 322,009 $ (262) $ (262)